DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	CNO Financial Group, Inc.
Entity Central Index Key	0001224608
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Amendment Flag	false